Offerings	Sep. 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% The Dow Chemical Co Notes Due September 15, 2031
Maximum Aggregate Offering Price	$ 205,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 28.31
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.750% The Dow Chemical Co Notes Due September 15, 2036
Maximum Aggregate Offering Price	$ 27,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3.73
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% The Dow Chemical Co Notes Due September 15, 2056
Maximum Aggregate Offering Price	$ 222,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 30.66
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.